Earnings per Share - Reconciliation of Numerator and Denominator of Basic and Diluted Earnings per Share Calculation and Anti-dilutive Share-based Awards (Detail) - USD ($)
$ / shares in Units, shares in Millions, $ in Millions
	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share Basic And Diluted [Line Items]
Basic	$ 0.29	$ 0.41	$ 1.81	$ 3.22	$ 1.77
Diluted	$ 0.28	$ 0.41	$ 1.80	$ 3.22	$ 1.77
Net earnings	$ 9.3	$ 13.4	$ 59.1	$ 104.3	$ 57.4
Weighted average number of common shares outstanding	32.6	32.4	32.6	32.4	32.4
Dilutive awards	0.2	0.0	0.2	0.0	0.0
Diluted weighted average number of common shares outstanding	32.8	32.4	32.8	32.4	32.4
Total weighted average number of anti-dilutive share-based awards	0.2	0.0	0.4	0.0	0.0
RSUs
Earnings Per Share Basic And Diluted [Line Items]
Total weighted average number of anti-dilutive share-based awards	0.1	0.0	0.2	0.0	0.0
Stock Options
Earnings Per Share Basic And Diluted [Line Items]
Total weighted average number of anti-dilutive share-based awards	0.1	0.0	0.2	0.0	0.0